S000004316 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	293 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.87%	13.78%	12.48%
S&P SmallCap 600 Value Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.56%	8.10%	8.18%
iShares S&P Small-Cap 600 Value ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.42%	7.88%	7.98%
Performance Inception Date					Jul. 24, 2000
iShares S&P Small-Cap 600 Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.90%	7.46%	7.55%
iShares S&P Small-Cap 600 Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.66%	6.12%	6.38%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.